COMMON AND PREFERRED STOCK (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 21, 2021	Jan. 01, 2012	Jan. 01, 2012	May 31, 2015	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 21, 2021	Dec. 31, 2019	Jan. 08, 2018
Class of Stock [Line Items]
Preferred stock, shares authorized					40,000,000		40,000,000	40,000,000				40,000,000
Common stock, shares authorized					80,000,000		80,000,000	80,000,000				80,000,000
Preferred stock, par value					$ 0.0001		$ 0.0001	$ 0.0001				$ 0.0001
Common stock, par value					$ 0.0001		$ 0.0001	$ 0.0001				$ 0.0001
Rescind, shares	3,000,000
Preferred stock, voting right					The right to elect two directors shall terminate on the date upon which there are less than 25,000 shares of Series F preferred stock issued and outstanding.		The right to elect two directors shall terminate on the date upon which there are less than 25,000 shares of Series F preferred stock issued and outstanding
Private Placement [Member]
Class of Stock [Line Items]
Shares issued price per share											$ 1.00
Sale of stock, shares issued					60,500	398,057	1,154,173	1,405,141
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized					3,000,000		3,000,000			3,000,000		3,000,000
Shares issued price per share					$ 0.01		$ 0.01
Preferred stock, shares outstanding					0		0	3,000,000
Preferred stock, dividend					$ 0		$ 0
Preferred stock, conversion price					$ 0.01		$ 0.01
Proceeds from issuance of preferred stock					$ 15,000,000		$ 15,000,000
Series F Preferred Stock [Member] | Holders [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding					25,000		25,000
Sanovas Ophthalmology LLC [Member]
Class of Stock [Line Items]
Number of shares issued during period									27,000,000
Halo Management LLC [Member] | Series F Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares issued during period									3,000,000
Original Employment Agreement [Member] | Mr. Gerrans [Member]
Class of Stock [Line Items]
Number of restricted shares issued		441,177	441,177
Percentage of shares issued		7.50%	7.50%
Original Employment Agreement [Member] | Mr. Gerrans [Member] | Series F Preferred Stock [Member]
Class of Stock [Line Items]
Number of restricted shares issued		5,000	5,000
Amended and Restated Employment Agreement [Member] | Mr. Gerrans [Member]
Class of Stock [Line Items]
Percentage of shares issued				7.50%
Amended and Restated Employment Agreement [Member] | Mr. Gerrans [Member] | Series F Preferred Stock [Member]
Class of Stock [Line Items]
Number of restricted shares issued				5,000